Cash and Restricted Cash - Schedule of Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Restricted Cash [Abstract]
Cash in hand	$ 1	$ 1
Deposits in banks	1,174	97
Total cash	1,175	98	$ 177
Collateral for the credit of a business credit card	3	3
Total restricted cash	3	3	$ 1,565
Total cash and restricted cash	$ 1,178	$ 101